Expense Example, No Redemption - FidelityMid-CapStockFund-AMCIZPRO - FidelityMid-CapStockFund-AMCIZPRO - Fidelity Mid-Cap Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Mid-Cap Stock Fund - Class C
Expense Example, No Redemption:
1 Year	$ 186
3 Years	576
5 Years	990
10 Years	1,951
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Mid-Cap Stock Fund - Class A
Expense Example, No Redemption:
1 Year	679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Mid-Cap Stock Fund - Class M
Expense Example, No Redemption:
1 Year	481
3 Years	757
5 Years	1,053
10 Years	1,895
Fidelity Advisor Mid-Cap Stock Fund - Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	$ 1,025